Related parties - Schedule of Profit and Loss (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of transactions between related parties [line items]
Revenue from sales of products	R$ 9,392,264	R$ 9,347,413	R$ 7,746,534
(Loss) profit for the year	(785,005)	(218,682)	107,762
Total for all related parties
Disclosure of transactions between related parties [line items]
Revenue from sales of products	23,152	33,032	13,046
Monitoring expenses	(17,500)	(18,681)	(2,504)
Interest on payables for the acquisition of subsidiaries	(4,356)	(4,841)	0
Other expenses	(2,924)	(2,374)	(1,417)
(Loss) profit for the year	R$ (1,628)	R$ 7,136	R$ 9,125